SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory U.S. federal income tax rate		(21.00%)	21.00%
Foreign tax rate differential		(2.30%)	7.10%
Change in valuation allowances		53.70%	61.20%
Other	[1]		(19.00%)
Effective combined tax rate		30.40%	70.30%

[1]	Primarily consists of utilization of net operating losses in China